Related parties - Remuneration of members of key management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related parties
Short-term employee benefits	€ 4,273	€ 3,313	€ 2,354
Post-employment pension and medical benefits	23	10	10
Termination benefits	565
Share-based payment transactions	1,822	3,395	2,893
Total compensation paid to key management	€ 6,683	€ 6,718	€ 5,257